DEFERRED TAXATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 313	$ 246	$ 241
Deferred tax assets	7	7	105
Net deferred taxation liability	306	239	136
The movement on the net deferred tax balance is as follows:
Balance at beginning of year	239	136	315
Taxation of items included in income statement from continuing and discontinued operations	64	53	(189)
Taxation of non-current assets and liabilities included in discontinued operations	0	28	0
Taxation on items included in other comprehensive income	6	6	(2)
Transfer to non-current assets and liabilities held for sale	0	0	15
Translation	(3)	16	(3)
Balance at end of year	306	239	136
Unrecognised taxable temporary differences pertaining to undistributed earnings	1,800	1,806	1,787
Obuasi, Ghana
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7	7	0
Tangible assets (owned)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	442	373	370
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	53	40	48
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	13	20	24
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	141	122	209
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	56	42	52
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16	15	45
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	22	13	9
Deferred tax assets	11	28	9
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	530	446	451
Deferred tax assets	$ 224	$ 207	$ 315